SCHEDULE OF ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS AND NET PERIODIC BENEFIT COST (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations, Discount rate	5.00%	2.25%
Net periodic benefit cost, Discount rate	2.25%	1.75%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations, Rate of increase in compensation levels:	4.50%	3.00%
Net periodic benefit cost, Rate of increase in compensation levels:	4.50%	3.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations, Rate of increase in compensation levels:	5.00%	5.00%
Net periodic benefit cost, Rate of increase in compensation levels:	5.00%	5.00%